Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The table set forth below reports, for the past three fiscal years, (i) the compensation of our Principal Executive Officer (PEO), and the average compensation of our other named executive officers (our Non-PEO NEOs), (ii) the “compensation actually paid” to our PEO, and the average of the “compensation actually paid” to our Non-PEO NEOs, each as calculated pursuant to SEC rules, and (iii) certain performance measures required by SEC rules. The table reflects compensation amounts for two PEOs: the “First PEO”, Mitchell B. Lewis, retired as our President and Chief Executive Officer, effective June 7, 2021; and the “Second PEO”, Dwight Gibson, was appointed as our President and Chief Executive Officer on April 15, 2021, effective June 7, 2021.
Year	Summary Compensation Table Total for First PEO($)(1)	Summary Compensation Table Total for Second PEO($)(1)	Compensation Actually Paid to First PEO($)(2)(5)	Compensation Actually Paid to Second PEO($)(2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs($)(3)	Average Compensation Actually Paid to Non-PEO NEOs($)(4)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (thousands)($)(8)	Adjusted EBITDA (thousands)($)(9)
							BXC TSR($)(6)	Peer Group TSR($)(7)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	—	3,900,941	—	4,489,375	2,256,926	2,168,285	540.76	131.98	296,176	477,742
2021	2,099,958	5,283,864	7,081,834	9,725,418	1,686,879	6,330,760	728.21	187.59	296,133	464,071
2020	3,339,487	—	5,688,095	—	1,323,705	2,048,467	222.51	126.06	80,882	170,394

(1)
Reflects compensation amounts reported in the Summary Compensation Table for each PEO.

(2)
Reflects “compensation actually paid” to Messrs. Lewis and Gibson, respectively, calculated in accordance with SEC rules, which does not reflect compensation actually earned, realized or received by Messrs. Lewis or Gibson.

(3)
Reflects the average of the compensation amounts reported in the Summary Compensation Table for our non-PEO NEOs for the respective years shown. The following non-PEO NEOs are included in the average figures shown:

2020: Alexander Averitt, Kelly Janzen, Susan O’Farrell
2021: Kelly Janzen, Shyam Reddy
2022: Kelly Janzen, Shyam Reddy, Kevin Henry
(4)
Reflects the average “compensation actually paid” to our non-PEO NEOs, calculated in accordance with SEC rules, which does not reflect compensation actually earned, realized or received by our non-PEO NEOs.

(5)
In accordance with SEC rules, the following adjustments were made to the total compensation of the First PEO and Second PEO for the respective years shown to determine their “compensation actually paid”, and to the average total compensation of our non-PEO NEOs for the respective years shown to determine their average “compensation actually paid”:

	Second PEO($)	Average for Non-PEO NEOs($)	First PEO($)	Second PEO($)	Average for Non-PEO NEOs($)	First PEO($)	Average for Non-PEO NEOs($)
Summary Compensation Table (SCT)	3,900,941	2,256,926	2,099,958	5,283,864	1,686,879	3,339,487	1,323,705
Adjustments
Less: Grant-date fair value of equity award amounts reported in SCT for covered year	(2,044,386)	(1,156,541)	(671,167)	(3,849,347)	(400,185)	(898,000)	(324,810)
Plus: Year-end fair value of equity awards granted in covered year	2,175,966	566,557	—	8,290,901	861,936	2,926,000	1,120,473
Change in fair value of outstanding, unvested awards granted in prior years	754,689	508,625	4,390,700	—	3,835,174	443,227	35,118
Fair value as of vesting date for awards granted and vested in covered year	—	—	—	—	—	—	—
For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	(297,835)	(500,958)	2,237,667	—	346,956	(122,619)	(19,264)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	—	—	(975,324)	—	—	—	(86,755)
The amount of any dividends or other earnings paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year	—	493,676	—	—	—	—	—
Compensation Actually Paid	4,489,375	2,168,285	7,081,834	9,725,418	6,330,760	5,688,095	2,048,467

(6)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on each of December 31, 2022, January 1, 2022, and January 2, 2021, assuming an initial investment of $100 in the Company’s stock on December 28, 2019.

(7)
For the relevant fiscal year, represents the cumulative total shareholder return of the S&P 600 Building Products Index for the measurement periods ending on each of December 31, 2022, January 1, 2022, and January 2, 2021, assuming an initial investment of $100 on December 28, 2019.

(8)
Reflects “Net Income” in the Company’s Consolidated Statements of Operations and Comprehensive Income included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2022, January 1, 2022, and January 2, 2021.

(9)
Adjusted EBITDA is the most important financial performance measure used by the Company to link compensation actually paid to the PEO and non-PEO NEOs in 2022 to the Company’s performance. Adjusted EBITDA, a non-GAAP measure, is defined and described in “Compensation Discussion and Analysis”.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)
Reflects “compensation actually paid” to Messrs. Lewis and Gibson, respectively, calculated in accordance with SEC rules, which does not reflect compensation actually earned, realized or received by Messrs. Lewis or Gibson.

(3)
Reflects the average of the compensation amounts reported in the Summary Compensation Table for our non-PEO NEOs for the respective years shown. The following non-PEO NEOs are included in the average figures shown:

2020: Alexander Averitt, Kelly Janzen, Susan O’Farrell
2021: Kelly Janzen, Shyam Reddy
2022: Kelly Janzen, Shyam Reddy, Kevin Henry

Peer Group Issuers, Footnote [Text Block]
(7)
For the relevant fiscal year, represents the cumulative total shareholder return of the S&P 600 Building Products Index for the measurement periods ending on each of December 31, 2022, January 1, 2022, and January 2, 2021, assuming an initial investment of $100 on December 28, 2019.

Adjustment To PEO Compensation, Footnote [Text Block]
(5)
In accordance with SEC rules, the following adjustments were made to the total compensation of the First PEO and Second PEO for the respective years shown to determine their “compensation actually paid”, and to the average total compensation of our non-PEO NEOs for the respective years shown to determine their average “compensation actually paid”:

	Second PEO($)	Average for Non-PEO NEOs($)	First PEO($)	Second PEO($)	Average for Non-PEO NEOs($)	First PEO($)	Average for Non-PEO NEOs($)
Summary Compensation Table (SCT)	3,900,941	2,256,926	2,099,958	5,283,864	1,686,879	3,339,487	1,323,705
Adjustments
Less: Grant-date fair value of equity award amounts reported in SCT for covered year	(2,044,386)	(1,156,541)	(671,167)	(3,849,347)	(400,185)	(898,000)	(324,810)
Plus: Year-end fair value of equity awards granted in covered year	2,175,966	566,557	—	8,290,901	861,936	2,926,000	1,120,473
Change in fair value of outstanding, unvested awards granted in prior years	754,689	508,625	4,390,700	—	3,835,174	443,227	35,118
Fair value as of vesting date for awards granted and vested in covered year	—	—	—	—	—	—	—
For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	(297,835)	(500,958)	2,237,667	—	346,956	(122,619)	(19,264)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	—	—	(975,324)	—	—	—	(86,755)
The amount of any dividends or other earnings paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year	—	493,676	—	—	—	—	—
Compensation Actually Paid	4,489,375	2,168,285	7,081,834	9,725,418	6,330,760	5,688,095	2,048,467

Non-PEO NEO Average Total Compensation Amount	$ 2,256,926	$ 1,686,879	$ 1,323,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,168,285	6,330,760	2,048,467
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
In accordance with SEC rules, the following adjustments were made to the total compensation of the First PEO and Second PEO for the respective years shown to determine their “compensation actually paid”, and to the average total compensation of our non-PEO NEOs for the respective years shown to determine their average “compensation actually paid”:

	Second PEO($)	Average for Non-PEO NEOs($)	First PEO($)	Second PEO($)	Average for Non-PEO NEOs($)	First PEO($)	Average for Non-PEO NEOs($)
Summary Compensation Table (SCT)	3,900,941	2,256,926	2,099,958	5,283,864	1,686,879	3,339,487	1,323,705
Adjustments
Less: Grant-date fair value of equity award amounts reported in SCT for covered year	(2,044,386)	(1,156,541)	(671,167)	(3,849,347)	(400,185)	(898,000)	(324,810)
Plus: Year-end fair value of equity awards granted in covered year	2,175,966	566,557	—	8,290,901	861,936	2,926,000	1,120,473
Change in fair value of outstanding, unvested awards granted in prior years	754,689	508,625	4,390,700	—	3,835,174	443,227	35,118
Fair value as of vesting date for awards granted and vested in covered year	—	—	—	—	—	—	—
For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	(297,835)	(500,958)	2,237,667	—	346,956	(122,619)	(19,264)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	—	—	(975,324)	—	—	—	(86,755)
The amount of any dividends or other earnings paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year	—	493,676	—	—	—	—	—
Compensation Actually Paid	4,489,375	2,168,285	7,081,834	9,725,418	6,330,760	5,688,095	2,048,467

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
As discussed in the “Compensation Discussion and Analysis,” our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s financial performance are as follows:
Performance Metrics
Adjusted EBITDA
Return on Working Capital
Total Shareholder Return

Total Shareholder Return Amount	$ 540.76	728.21	222.51
Peer Group Total Shareholder Return Amount	131.98	187.59	126.06
Net Income (Loss)	$ 296,176,000	$ 296,133,000	$ 80,882,000
Company Selected Measure Amount	477,742	464,071	170,394
PEO Name	Dwight Gibson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(9)
Adjusted EBITDA is the most important financial performance measure used by the Company to link compensation actually paid to the PEO and non-PEO NEOs in 2022 to the Company’s performance. Adjusted EBITDA, a non-GAAP measure, is defined and described in “Compensation Discussion and Analysis”.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Working Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Dwight Gibson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,900,941	$ 5,283,864
PEO Actually Paid Compensation Amount	4,489,375	9,725,418
Dwight Gibson [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,044,386)	(3,849,347)
Dwight Gibson [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,175,966	8,290,901
Dwight Gibson [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	754,689
Dwight Gibson [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(297,835)
Mitchell B. Lewis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,099,958	$ 3,339,487
PEO Actually Paid Compensation Amount		7,081,834	5,688,095
Mitchell B. Lewis [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(671,167)	(898,000)
Mitchell B. Lewis [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,926,000
Mitchell B. Lewis [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,390,700	443,227
Mitchell B. Lewis [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,237,667	(122,619)
Mitchell B. Lewis [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(975,324)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,156,541)	(400,185)	(324,810)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	566,557	861,936	1,120,473
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	508,625	3,835,174	35,118
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(500,958)	$ 346,956	(19,264)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (86,755)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 493,676